CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (667,089,945)	$ (96,080,937)	¥ (354,181,969)	¥ (128,942,408)
Adjustments for:
Loss on disposal of property, equipment and software	1,765,367	254,266	1,563,518	1,346,972
Gain on disposal of subsidiaries			(3,339,394)	(165,392,382)
Employee compensation relating to the issuance of redeemable noncontrolling interest				13,034,797
Share-based compensation expense	28,051,735	4,040,290	34,007,629	3,672,300
Impairment on equity investments	2,806,439	404,211	0	0
Impairment on available-for-sales investment	244,798,058	35,258,254
Provision/(reversal of provision) for allowance for long-term receivables and prepayments			8,439,580	(14,371,918)
Impairment of intangible assets	68,003,805	9,794,585	0	0
Allowance for doubtful accounts receivable			711,908	76,246
Impairment on goodwill	10,561,857	1,521,224
Depreciation and amortization of property, equipment and software	7,317,920	1,054,000	11,563,567	15,665,588
Amortization of land prepaid land use right	1,920,910	276,669	1,920,910	1,920,911
Amortization of intangible assets	10,151,356	1,462,099	19,136,842	28,854,483
Share of loss in equity method investments	110,535,486	15,920,421	13,013,791	3,712,530
Gain on disposal of investment in equity investee and available-for-sales investment	1,217,405	175,343		(33,153,452)
Exchange loss (gain)	13,131,779	1,891,370	7,313,303	3,086,602
Fair value change on warrant liability	(48,057,204)	(6,921,677)	7,129,161
Amortization of discount and interest on convertible note	50,409,270	7,260,445	2,609,771
Changes in operating assets and liabilities:
Change in accounts receivable	(1,453,441)	(209,339)	3,630,201	7,257,096
Change in advance to suppliers	(8,187,039)	(1,179,179)	(164,787)
Change in prepayments and other current assets	(2,162,566)	(311,474)	11,928,473	(1,767,972)
Change in prepaid royalties				4,878,579
Change in deferred costs			9,745	58,472
Change in other long-lived assets	1,879,021	270,635	(1,970,192)	7,732,074
Change in accounts payable	(4,200,259)	(604,963)	565,870	(9,104,630)
Change in amounts due to related party	(2,063,553)	(297,213)	61,454,444	1,505,203
Change in deferred tax liability	(6,079,282)	(875,599)
Change in other taxes payable	(267,451)	(38,521)	(405,070)	(306,421)
Change in advances from customers	7,106,374	1,023,531	2,823,656	(2,062,884)
Change in deferred revenue	(2,630,344)	(378,848)	(1,882,745)	321,706
Change in interest payable	3,827,510	551,276
Change in other payables and accruals	(1,061,524)	(152,891)	(1,465,002)	(7,118,898)
Net cash used in operating activities	(180,985,721)	(26,067,365)	(175,586,790)	(269,097,406)
Cash flows from investing activities
Decrease (Increase) in restricted cash				700,000
Proceeds from disposal of subsidiaries			12,178,328	163,715,759
Dividend from cost method investee	737,894	106,279
Proceeds from disposal of equity method investees				25,040,812
Proceeds from disposal of available-for-sale investment				6,274,326
Purchase of equity method and available-for-sale investments			(223,428,600)
Disbursement for loans receivable from a related party (including the former equity method investee before the disposal of its equity interest held by the Group in 2014)	(2,800,000)	(403,284)	(9,870,000)	(5,250,000)
Collection of loans receivable from related party (including the former equity method investee before the disposal of its equity interest held by the Group in 2014)			4,500,000	5,250,000
Proceeds from disposal of property, equipment and software			340,962	1,148,851
Refund of upfront license fees				2,000,000
Refund of long-term receivables			17,927,763	2,000,000
Purchase of property, equipment and software	(1,714,075)	(246,878)	(10,644,290)	(3,127,931)
Purchase of intangible assets	(6,618,977)	(953,331)
Net cash provided by (used in) investing activities	(10,395,158)	(1,497,214)	(208,995,837)	197,751,817
Cash flows from financing activities:
Proceeds from stock option exercises	2,142,549	308,591		812,635
Proceeds from exercises of stock options of a subsidiary	1,039,832	149,767	84,059	616,688
Issuance of redeemable noncontrolling interest				118,262,180
Purchase of noncontrolling interest			(656,799)
Cash from pledged loan	79,190,933	11,405,867
Proceeds from bank borrowings	24,992,214	3,599,628	31,624,560
Proceeds from the issuance of convertible notes			260,068,680
Proceeds from Inner Mongolia Culture Assets and Equity Exchange	57,500,000	8,281,723
Payment for the issuance cost related to convertible notes			(20,779,520)
Amount due to related parties			2,597,440
Loan from a related party	60,009,400	8,643,151	30,000,000
Repayment of a loan from a related party	(34,782,586)	(5,009,734)	(30,000,000)
Contribution from noncontrolling interest			4,500,000
Payment for long-term payables			(19,501,485)	(19,469,853)
Net cash provided by (used in) financing activities	190,092,342	27,378,993	257,936,935	100,221,650
Effect of foreign exchange rate changes on cash and cash equivalents	(8,843,928)	(1,273,791)	(5,826,067)	(4,380,962)
Net change in cash and cash equivalents	(10,132,465)	(1,459,378)	(132,471,759)	24,495,099
Cash and cash equivalents, beginning of year	49,010,541	7,058,986	181,482,300	156,987,201
Cash and cash equivalents, end of year	38,878,076	5,599,608	49,010,541	181,482,300
Supplemental disclosure of cash flow information:
Accrued purchases of property, equipment and software	¥ 1,832,201	$ 263,892	1,841,541	1,747,081
Accrued purchases of intangible assets			¥ 20,010,351	36,775,866
Receivable related to the disposition of a subsidiary				¥ 12,750,000